As filed with the Securities and Exchange Commission on May 30, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-21675)

WY Funds
(Exact name of registrant as specified in charter)

5502 North Nebraska Avenue, Tampa, FL  33614
(Address of principal executive offices) (Zip code)

Mitch York
5502 North Nebraska Avenue, Tampa, FL  33614
(Name and address of agent for service)

813-932-2750
Registrant's telephone number, including area code

Date of fiscal year end: 12/31/2008

Date of reporting period:  03/31/2008

Item 1. Schedule of Investments.

The CORE Fund
Schedule of Investments
03/31/08
(Unaudited)
	Principal
	Amount	Value
MUNICIPAL BONDS - 5.16%
Pennsylvania - 5.16%
Pennsylvania State Higher Education Assistance Agency
6.925%, 06/01/2047 (b)(f)	$5,000,000	$5,000,000
Pennsylvania State Higher Education Assistance Agency
10.00%, 05/01/2046 (b)(f)	5,000,000	5,000,000
TOTAL MUNINCIPAL BONDS (Cost $10,000,000)		10,000,000

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 84.31%
FFCB - 6.76%
4.20%, 01/18/2012	4,000,000	4,025,228
4.40%, 10/17/2011	1,375,000	1,376,404
5.10%, 08/22/2012	1,500,000	1,517,370
5.50%, 05/29/2014	3,000,000	3,093,642
5.55%, 01/29/2014 (c)	3,000,000	3,071,259
		13,083,903

FHLB - 25.17%
4.80%, 02/12/2018	1,500,000	1,507,538
4.80%, 02/22/2018	1,500,000	1,532,267
5.00%, 02/04/2009 (c)	3,500,000	3,579,310
5.00%, 11/23/2012 (c)	4,000,000	4,016,264
5.00%, 03/12/2015	5,785,000	5,810,761
5.10%, 11/19/2014 (c)	3,000,000	3,166,002
5.20%, 08/27/2013 (c)	3,500,000	3,706,020
5.20%, 11/20/2014	3,000,000	3,122,493
5.24%, 02/28/2013 (c)	3,500,000	3,635,677
5.25%, 11/08/2017 (c)	5,000,000	5,275,620
5.30%, 11/13/2015 (c)	5,000,000	5,077,765
5.45%, 02/09/2012	3,000,000	3,085,908
5.55%, 06/12/2012	3,000,000	3,121,491
5.75%, 10/16/2015	2,000,000	2,032,156
		48,669,272

FHLMC - 20.61%
5.20%, 12/11/2015	2,000,000	2,033,452
5.25%, 03/15/2012 (c)	5,000,000	5,059,335
5.25%, 10/01/2012	1,500,000	1,518,573
5.375%, 01/09/2014 (c)	3,000,000	3,052,317
5.65%, 05/23/2012 (c)	3,000,000	3,015,555
6.00%, 06/05/2015	2,000,000	2,011,422
6.00%, 09/19/2016	1,325,000	1,345,458
Pool E01641 , 4.50%, 05/01/2019	1,046,918	1,045,467
Pool M90819, 4.50%, 06/01/2008	145,684	145,673
Pool M80718, 5.00%, 01/01/2009	376,980	383,626
Pool M80765, 5.00%, 08/01/2009	208,619	212,297
Pool M90836, 5.00%, 06/01/2008	226,968	228,304
Pool G08067 , 5.00%, 07/01/2035	2,043,961	2,027,391
Pool C90779, 5.00%, 01/01/2024	1,005,848	1,014,175
Pool 1B1691, 5.284%, 05/01/2034 (a)	1,280,857	1,285,951
Pool G12785, 5.50%, 08/01/2017	1,428,331	1,465,164
Pool 781955, 5.810%, 05/01/2034 (a)	595,220	603,211
Pool 1N1628, 5.856%, 06/01/2037	1,472,002	1,497,637
Pool D97199, 6.00%, 02/01/2027	2,440,155	2,512,131
Pool C91000, 6.00%, 11/01/2026	3,090,501	3,182,537
Pool C90580, 6.00%, 09/01/2022	351,636	363,799
Pool G30360, 6.00%, 10/01/2027	2,816,517	2,899,594
Pool 780242, 7.183%, 02/01/2033 (a)	180,493	183,867
Pool 780346, 7.162%, 03/01/2033 (a)	281,724	287,562
Series 3128, 5.00%, 10/15/2027	2,000,000	2,043,033
Series 410926, 6.326%, 07/01/2035 (a)	244,058	247,002
Series 410924, 7.102%, 05/01/2035 (a)	185,557	191,087
		39,855,620

FNMA - 30.67%
4.25%, 02/27/2013 (c)	$10,000,000	$10,031,590
4.375%, 08/22/2013 (c)	10,000,000	10,027,730
4.75%, 07/11/2013	3,000,000	3,019,344
5.28%, 09/17/2012	3,000,000	3,041,139
5.65%, 04/10/2013 (c)	4,000,000	4,003,336
6.00%, 05/12/2016	3,000,000	3,099,096
6.11%, 06/21/2029	2,000,000	2,004,032
Pool 735301, 4.000%, 03/01/2020 (a)	1,970,541	1,929,979
Pool 802854, 4.002%, 12/01/2034 (a)	989,310	1,020,198
Pool 735529, 4.429%, 08/01/2034 (a)	1,085,472	1,090,941
Pool 826046, 4.817%, 07/01/2035 (a)	1,999,079	2,023,731
Pool 002345, 5.00%, 02/01/2018 (a)	663,285	673,283
Pool 843024, 5.154%, 09/01/2035 (a)	915,746	932,565
Pool 832922, 5.303%, 09/01/2035 (a)	156,854	159,402
Pool 255182, 5.50%, 04/01/2024	1,005,348	1,023,509
Pool 257164, 5.50%, 02/01/2028	2,000,000	2,033,996
Pool 941676, 6.00%, 05/01/2037	1,859,228	1,888,261
Pool 256752, 6.00%, 06/01/2027	2,585,737	2,659,241
Pool 256890, 6.00%, 09/01/2037	969,133	984,266
Pool 256911, 6.00%, 09/01/2017	1,819,049	1,876,932
Pool 256962, 6.00%, 11/01/2027	1,896,369	1,950,277
Pool 256946, 6.50%, 10/01/2027	1,822,414	1,891,855
Pool 190609, 7.00%, 02/01/2014	172,362	183,488
Pool 754624, 7.175%, 11/01/2033 (a)	225,302	226,303
Pool 851297, 7.292%, 09/01/2035 (a)	1,478,853	1,532,616
		59,307,110

GNMA - 1.10%
Pool 80701, 5.375%, 06/20/2033 (a)	312,913	318,849
Pool 80965, 5.50%, 07/20/2034 (a)	674,062	677,072
Pool 80728, 6.00%, 08/20/2033 (a)	107,505	108,832
Pool 80825, 6.50%, 02/20/2034 (a)	179,590	182,768
Series 2003-110, 5.00%, 05/20/2029	832,489	842,927
		2,130,448

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $160,240,296)		163,046,353

ASSET BACKED SECURITIES - 12.94%
Next Student Master Trust I Series 2007-1, Class A-12	5,000,000	5,000,000
5.20%, 09/01/2042 (a)(b)(d)(f)
(Acquired 01/30/08, Cost $5,000,000)
Next Student Master Trust I Series 2007-1, Class A-13	5,000,000	5,000,000
4.106%, 09/01/2042 (a)(b)(d)(f)
(Acquired 01/11/08, Cost $5,000,000)
Next Student Master Trust I Series 2007-1, Class A-14	15,000,000	15,000,000
4.203%, 09/01/2042 (a)(b)(d)(f)
(Acquired 9/10/07, Cost $15,000,000)
TOTAL ASSET BACKED SECURITIES (Cost $25,000,000)		25,000,000

	Principal
	Amount/Shares	Value
SHORT TERM INVESTMENTS - 30.79%
Investment Companies - 0.55%
Morgan Stanley Institutional Liquidity Fund Prime Portfolio	1,058,181	1,058,181

Money Market Funds - 29.91%
Reserve Primary Fund 12 - 3.50%(a)	57,843,696	57,843,696

U.S. Treasury Obligations - 0.33%
U.S. Treasury Bill
Due 04/10/2008 (e)	$650,000	649,333

TOTAL SHORT TERM INVESTMENTS (Cost $59,551,210)		59,551,210
Total Investments (Cost $254,791,506) - 133.20%		257,597,563
Liabilities in Excess of Other Assets, Net (33.20%)		(64,202,633)
TOTAL NET ASSETS - 100.00%		$193,394,930

Footnotes
The following information for the Funds is presented on an income tax basis as of March 31, 2008:
	Cost of	Gross Unrealized	Gross Unrealized	Net Unrealized
	Investments	Appreciation	Depreciation	Gain/(Loss)
	254,791,506	2,852,827	(46,770)	2,806,057
The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Percentages are stated as a percent of net assets.
(a)	Variable rate securities, the coupon rate shown is the effective interest rate as of March 31, 2008.
(b)	Securities for which market quotations are not readily available are valued at fair value determined by the
Advisor and compared to independent third party sources. Such values are approved on a quarterly basis by the Board of Trustees. The total fair value of such securities at March 31, 2008 is $35,000,000, which represents 18.1% of total net assets.
(c)	Collateral for securities sold subject to repurchase.
(d)	Restricted security under Rule 144A of the Securities Act of 1933.
(e)	Securities held on deposit in a segregated account, with a market value of $649,333 as of March 31, 2008.
The margin account is held as collateral for short future positions.
(f)	Illiquid security, a security may be considered illiquid if it lacks a readily available market. As of March 31, 2008 the value of these investments was $35,000,000 or 18.1% of total net assets.

FAS 157 - Summary of Fair Value Exposure at March 31, 2008
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008:

Description	Investments in Securities	Other Financial Instruments
Level 1 - Quoted prices	$ 1,707,514	$ 29,738,282
Level 2 - Other significant observable inputs	220,890,049	64,144,592
Level 3 - Significant unobservable inputs	35,000,000	—
Total	$ 257,597,563	$ 93,882,874

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments in Securities	Other Financial Instruments
Balance as of 12/31/07	$ 15,000,000	$ —
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	—
Net purchase (sales)	20,000,000	—
Transfers in and/or out of Level 3	—	—
Balance as of 03/31/08	$ 35,000,000	$ —

The CORE Fund
Schedule of Reverse Repurchase Agreements
03/31/08
(Unaudited)
		Principal		Principal &
Counterparty	Rate	Trade Date	Maturity Date	Interest	Par
Morgan Stanley	2.60%	3/26/2008	4/9/2008	$64,172,388	$64,144,592
				$64,172,388	$64,144,592

The CORE Fund
Schedule of Short Futures Contracts
03/31/08
(Unaudited)

Number		Unrealized
of Contracts		(Depreciation)

250	U.S. Treasury 10-Year Note Futures Contract
	Expiring June 2008 (Underlying Face Amount at Market Value $29,738,282)	(164,686)

As of March 31, 2008, initial margin deposits of $540,000 have been pledged in connection with the open short futures contracts.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   WY Funds

By (Signature and Title)   /s/Mitchell York
Mitchell York, President/Principal Executive Officer

Date   05/28/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/Mitchell York
Mitchell York, President/Principal Executive Officer

Date   05/28/2008

By (Signature and Title)   /s/M. Brent Wertz
M. Brent Wertz, Treasurer/Principal Financial Officer

Date   05/28/2008